Goodwill and Other Intangible Assets - Summary of Changes in Carrying Amount of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Buy	Dec. 31, 2011 Buy	Dec. 31, 2012 Watch	Dec. 31, 2011 Watch	Dec. 31, 2012 Expositions	Dec. 31, 2010 Expositions
Goodwill [Line Items]
Balance beginning	$ 7,155	$ 7,096	$ 3,055	$ 2,990	$ 3,540	$ 3,546	$ 560	$ 560
Acquisitions, divestitures and other adjustments	136	123	14	123	117		5
Effect of foreign currency translation	61	(64)	57	(58)	4	(6)
Balance ending	7,352	7,155	3,126	3,055	3,661	3,540	565	560
Cumulative Impairments	$ 378				$ 376		$ 2